UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

December 31, 2010

Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Beutel, Goodman & Company  Ltd.
Address:  20 Eglinton Avenue West
          Suite 2000
          Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:   Michael James Gibson
Title:  Managing Director, Chief Compliance Officer
Phone:   416-932-6337

Signature, Place, and Date of Signing:

___________________________________
[Signature]

Toronto, Ontario, Canada	January  31, 2011
[City, State] 			[Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                   Beutel, Goodman & Company Ltd.
                                                   Form 13F Information Table               Form 13F File Number
            31-Dec-10                                                                       28 - 11939

                                                         Total     Shares Investment  Other    Voting Authority
Name of Issuer        Title of Class         CUSIP   (x $1000)            Discretion  Mgrs.      Sole  Shared    None
Bank of Nova Scotia       Common           64149107     359,907  6,269,057      Sole         5,280,670         988,387
Baytex Energy             Common           73176109     108,963  2,325,126      Sole         1,899,876         425,250
Cameco Corp.              Common          13321L108     267,129  6,592,707      Sole         5,644,107         948,600
CIBC                      Common          136069101     519,240  6,593,078      Sole         5,592,451        1,000,62
CDN National Railway      Common          136375102     256,301  3,842,002      Sole         3,288,029         553,973
Cenovus Energy Inc.       Common          15135U109     220,301  6,583,861      Sole         5,688,556         895,305
Enbridge Inc.             Common          29250N105     115,983  2,050,055      Sole         1,771,455         278,600
Encana                    Common          292505104     174,127  5,953,481      Sole         5,119,776         833,705
Kinross Gold Corp.        Common          496902404     179,843  9,459,099      Sole         8,022,149        1,436,95
Manulife Financial        Common          56501R106     323,918 18,785,337      Sole        16,150,582        2,634,75
Molson Coors Canada   ExchNonVot CLB      608711206     325,694  6,420,906      Sole         5,528,256         892,650
Rogers Communications Class B NonVoting   775109200     281,194  8,083,101      Sole         6,933,725        1,149,37
Royal Bank CDA            Common          780087102     430,345  8,180,833      Sole         6,848,048        1,332,78
Sun Life Financial        Common          866796105     123,905  4,092,869      Sole         3,430,833         662,036
Talisman Energy Inc       Common          87425E103     276,776 12,444,906      Sole        10,442,117        2,002,78
Thomson Reuters Corp.     Common          884903105     134,289  3,586,572      Sole         3,026,137         560,435
Toronto Dominion Bank     Common          891160509     588,691  7,885,680      Sole         6,690,590        1,195,09

Total                                                 4,686,606


FORM 13F SUMMARY PAGE

Report Summary:
December 31, 2010

Number of Other Included Managers:
None

Form 13F Information Table Entry Total:
17

Form 13F Information Table Value Total:
4,686,606   (thousands)

List of Other Included Managers:
None

Provide a numbered list of the name(s)
and Form 13F file number(s) of all institutional
 investment managers with respect
to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state
NONE and omit the column headings
 and list entries.]


No. Form 13F File Number Name
28-__11939
[Repeat as necessary.]